Schedule III - Real Estate Assets and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate Assets and Accumulated Depreciation
Piedmont Office Realty Trust, Inc.
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012
(dollars in thousands)

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
3900 DALLAS PARKWAY	Plano, TX	100%	None	1,456	20,377	21,837	3,047	1,517	23,367	24,884	8,826	1999	12/21/1999	0	-	40
RIVER CORPORATE CENTER	Tempe, AZ	100%	(a)	—	16,036	16,036	7,309	—	23,345	23,345	6,291	1998	3/29/2000	0	-	40
8700 SOUTH PRICE ROAD	Tempe, AZ	100%	(a)	—	13,272	13,272	551	—	13,823	13,823	4,902	2000	6/12/2000	0	-	40
1441 WEST LONG LAKE ROAD	Troy, MI	100%	None	2,160	16,776	18,936	(6,760)	1,202	10,974	12,176	6,766	1999	6/29/2000	0	-	40
1430 ENCLAVE PARKWAY	Houston, TX	100%	32,100	7,100	37,915	45,015	3,700	5,506	43,209	48,715	14,686	1994	12/21/2000	0	-	40
CRESCENT RIDGE II	Minnetonka, MN	100%	None	7,700	45,154	52,854	7,954	8,021	52,787	60,808	19,404	2000	12/21/2000	0	-	40
1200 CROWN COLONY DRIVE (c)	Quincy, MA	100%	20,200	11,042	40,666	51,708	1,970	11,042	42,636	53,678	13,020	1990	7/30/2001	0	-	40
5601 HIATUS ROAD	Tamarac, FL	100%	None	3,642	10,404	14,046	1,722	3,642	12,126	15,768	3,404	2001	12/21/2001	0	-	40
WINDY POINT I	Schaumburg, IL	100%	23,400	4,537	31,847	36,384	2,341	4,537	34,188	38,725	10,157	1999	12/31/2001	0	-	40
WINDY POINT II	Schaumburg, IL	100%	40,300	3,746	55,026	58,772	1,096	3,746	56,122	59,868	16,575	2001	12/31/2001	0	-	40
SARASOTA COMMERCE CENTER II	Sarasota, FL	100%	None	1,767	20,533	22,300	2,249	2,203	22,346	24,549	6,732	1999	1/11/2002	0	-	40
11695 JOHNS CREEK PARKWAY	Johns Creek, GA	100%	None	2,080	13,572	15,652	1,648	2,081	15,219	17,300	4,695	2001	3/28/2002	0	-	40
3750 BROOKSIDE PARKWAY	Alpharetta, GA	100%	None	1,561	14,207	15,768	112	1,561	14,319	15,880	4,189	2001	4/18/2002	0	-	40
2001 NW 64th STREET	Ft. Lauderdale, FL	100%	(a)	—	7,172	7,172	769	—	7,941	7,941	2,177	2001	4/18/2002	0	-	40
90 CENTRAL STREET	Boxborough, MA	100%	None	3,642	29,497	33,139	2,630	3,642	32,127	35,769	9,799	2001	5/3/2002	0	-	40
DESERT CANYON 300	Phoenix, AZ	100%	None	2,602	24,333	26,935	100	2,602	24,433	27,035	6,906	2001	6/4/2002	0	-	40
6031 CONNECTION DRIVE	Irving, TX	100%	None	3,157	43,656	46,813	2,419	3,157	46,075	49,232	12,465	1999	8/15/2002	0	-	40
6021 CONNECTION DRIVE	Irving, TX	100%	None	3,157	42,662	45,819	1,397	3,157	44,059	47,216	12,756	2000	8/15/2002	0	-	40
6011 CONNECTION DRIVE	Irving, TX	100%	None	3,157	29,034	32,191	2,586	3,157	31,620	34,777	9,395	1999	8/15/2002	0	-	40
BRAKER POINTE III (c)	Austin, TX	100%	16,500	6,098	34,492	40,590	1	6,099	34,492	40,591	9,544	2001	8/15/2002	0	-	40
CHANDLER FORUM	Chandler, AZ	100%	None	2,632	—	2,632	19,917	2,779	19,770	22,549	6,334	2003	9/12/2002	0	-	40

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
2 GATEHALL DRIVE (c)	Parsippany, NJ	100%	42,700	9,054	96,722	105,776	33	9,054	96,755	105,809	26,514	1985	9/27/2002	0	-	40
350 SPECTRUM LOOP	Colorado Springs, CO	100%	None	2,185	24,964	27,149	(1,894)	2,186	23,069	25,255	6,313	2001	9/27/2002	0	-	40
5601 HEADQUARTERS DRIVE	Plano, TX	100%	None	3,153	24,602	27,755	2,663	3,153	27,265	30,418	6,797	2001	9/27/2002	0	-	40
TWO INDEPENDENCE SQUARE (c)	Washington, DC	100%	105,800	52,711	202,702	255,413	21,374	52,711	224,076	276,787	55,720	1991	11/22/2002	0	-	40
ONE INDEPENDENCE SQUARE (c)	Washington, DC	100%	57,800	29,765	104,814	134,579	2,770	30,562	106,787	137,349	28,479	1991	11/22/2002	0	-	40
2120 WEST END AVENUE (c)	Nashville, TN	100%	26,800	4,908	59,011	63,919	6,671	5,100	65,490	70,590	17,776	2000	11/26/2002	0	-	40
800 NORTH BRAND BOULEVARD	Glendale, CA	100%	None	23,605	136,284	159,889	8,900	23,607	145,182	168,789	39,209	1990	12/20/2002	0	-	40
EASTPOINT I	Mayfield Heights, OH	100%	None	1,485	11,064	12,549	423	1,485	11,487	12,972	2,972	2000	1/9/2003	0	-	40
EASTPOINT II	Mayfield Heights, OH	100%	None	1,235	9,199	10,434	1,895	1,235	11,094	12,329	3,155	2000	1/9/2003	0	-	40
150 WEST JEFFERSON	Detroit, MI	100%	None	9,759	88,364	98,123	3,846	9,759	92,210	101,969	25,154	1989	3/31/2003	0	-	40
US BANCORP CENTER	Minneapolis, MN	100%	105,000	11,138	175,629	186,767	7,614	11,138	183,243	194,381	46,382	2000	5/1/2003	0	-	40
AON CENTER	Chicago, IL	100%	225,000	23,267	472,488	495,755	125,542	23,966	597,331	621,297	143,225	1972	5/9/2003	0	-	40
AUBURN HILLS CORPORATE CENTER	Auburn Hills, MI	100%	None	1,978	16,570	18,548	(8,159)	1,591	8,798	10,389	3,763	2001	5/9/2003	0	-	40
11107 SUNSET HILLS ROAD	Reston, VA	100%	None	2,711	17,890	20,601	1,371	2,711	19,261	21,972	4,901	1985	6/27/2003	0	-	40
11109 SUNSET HILLS ROAD	Reston, VA	100%	None	1,218	8,038	9,256	(2,338)	1,218	5,700	6,918	1,490	1984	6/27/2003	0	-	40
9211 CORPORATE BOULEVARD	Rockville, MD	100%	None	3,019	21,984	25,003	(4,844)	2,960	17,199	20,159	4,186	1989	7/30/2003	0	-	40
9221 CORPORATE BOULEVARD	Rockville, MD	100%	None	3,019	21,984	25,003	(4,822)	2,960	17,221	20,181	4,194	1989	7/30/2003	0	-	40
GLENRIDGE HIGHLANDS TWO	Atlanta, GA	100%	None	6,662	69,031	75,693	(22,036)	6,662	46,995	53,657	11,536	2000	8/1/2003	0	-	40
200 BRIDGEWATER CROSSING (c)	Bridgewater, NJ	100%	40,200	8,182	84,160	92,342	(17,783)	8,328	66,231	74,559	14,672	2002	8/14/2003	0	-	40
1055 EAST COLORADO BOULEVARD	Pasadena, CA	100%	29,200	6,495	30,265	36,760	(8,338)	6,495	21,927	28,422	5,494	2001	8/22/2003	0	-	40
FAIRWAY CENTER II (c)	Brea, CA	100%	10,700	7,110	15,600	22,710	(2,298)	7,110	13,302	20,412	3,003	2002	8/29/2003	0	-	40
COPPER RIDGE CENTER	Lyndhurst, NJ	100%	None	6,974	38,714	45,688	(5,675)	6,974	33,039	40,013	8,408	1989	9/5/2003	0	-	40

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
1901 MAIN STREET	Irvine, CA	100%	None	6,246	36,455	42,701	(5,019)	6,246	31,436	37,682	8,681	2001	9/17/2003	0	-	40
400 VIRGINIA AVE	Washington, DC	100%	None	22,146	49,740	71,886	(1,856)	22,146	47,884	70,030	11,467	1985	11/19/2003	0	-	40
4250 NORTH FAIRFAX DRIVE	Arlington, VA	100%	45,000	13,636	70,918	84,554	5,098	13,636	76,016	89,652	21,922	1998	11/19/2003	0	-	40
1225 EYE STREET (d)	Washington, DC	50%	57,600	21,959	47,602	69,561	(2,559)	21,959	45,043	67,002	11,262	1986	11/19/2003	0	-	40
1201 EYE STREET (e)	Washington, DC	50%	82,400	31,985	63,139	95,124	(3,133)	31,985	60,006	91,991	13,985	2001	11/19/2003	0	-	40
1901 MARKET STREET	Philadelphia, PA	100%	None	13,584	166,683	180,267	137	20,829	159,575	180,404	44,068	1987	12/18/2003	0	-	40
60 BROAD STREET	New York, NY	100%	None	32,522	168,986	201,508	(5,994)	60,708	134,806	195,514	33,533	1962	12/31/2003	0	-	40
1414 MASSACHUSETTS AVENUE	Cambridge, MA	100%	None	4,210	35,821	40,031	1,988	4,365	37,654	42,019	13,114	1873	1/8/2004	0	-	40
ONE BRATTLE SQUARE	Cambridge, MA	100%	None	6,974	64,940	71,914	(3,814)	7,113	60,987	68,100	23,204	1991	2/26/2004	0	-	40
600 CORPORATE DRIVE	Lebanon, NJ	100%	None	3,934	—	3,934	16,281	3,934	16,281	20,215	4,561	2005	3/16/2004	0	-	40
1075 WEST ENTRANCE DRIVE	Auburn Hills, MI	100%	None	5,200	22,957	28,157	(313)	5,207	22,637	27,844	4,694	2001	7/7/2004	0	-	40
3100 CLARENDON BOULEVARD	Arlington, VA	100%	None	11,700	69,705	81,405	(5,363)	11,791	64,251	76,042	12,864	1987	12/9/2004	0	-	40
9200 CORPORATE BOULEVARD	Rockville, MD	100%	None	3,730	16,608	20,338	(1,624)	3,882	14,832	18,714	2,987	1982	12/29/2004	0	-	40
400 BRIDGEWATER CROSSING (c)	Bridgewater, NJ	100%	29,300	10,400	71,052	81,452	(8,218)	10,400	62,834	73,234	15,093	2002	2/17/2006	0	-	40
LAS COLINAS CORPORATE CENTER I	Irving, TX	100%	17,500	3,912	18,830	22,742	(2,279)	2,543	17,920	20,463	6,527	1998	8/31/2006	0	-	40
LAS COLINAS CORPORATE CENTER II	Irving, TX	100%	25,025	4,496	29,881	34,377	(7,083)	2,543	24,751	27,294	4,591	1998	8/31/2006	0	-	40
TWO PIERCE PLACE	Itasca, IL	100%	None	4,370	70,632	75,002	1,667	4,370	72,299	76,669	16,258	1991	12/7/2006	0	-	40
2300 CABOT DRIVE	Lisle, IL	100%	None	4,390	19,549	23,939	(2,849)	4,390	16,700	21,090	4,640	1998	5/10/2007	0	-	40
PIEDMONT POINTE I	Bethesda, MD	100%	None	11,200	58,606	69,806	7,339	11,200	65,945	77,145	8,407	2007	11/13/2007	0	-	40
PIEDMONT POINTE II	Bethesda, MD	100%	None	13,300	70,618	83,918	6,279	13,300	76,897	90,197	8,670	2008	6/25/2008	0	-	40
SUWANEE GATEWAY ONE	Suwanee, GA	100%	None	1,000	6,875	7,875	78	1,000	6,953	7,953	405	2008	9/28/2010	0	-	40
ONE MERIDIAN CROSSINGS	Richfield, MN	100%	None	2,919	24,398	27,317	(1)	2,919	24,397	27,316	1,550	1997	10/1/2010	0	-	40
TWO MERIDIAN CROSSINGS	Richfield, MN	100%	None	2,661	25,742	28,403	99	2,661	25,841	28,502	1,824	1998	10/1/2010	0	-	40
500 W. MONROE	Chicago, IL	100%	140,000	36,990	185,113	222,103	(20,929)	36,990	164,184	201,174	8,565	1991	3/31/2011	0	-	40
THE DUPREE	Atlanta, GA	100%	None	4,080	14,310	18,390	55	4,080	14,365	18,445	1,067	1997	4/29/2011	0	-	40
THE MEDICI	Atlanta, GA	100%	None	1,780	11,510	13,290	728	1,780	12,238	14,018	777	2008	6/7/2011	0	-	40

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
225 PRESIDENTIAL WAY	Boston, MA	100%	None	3,626	36,916	40,542	(764)	3,612	36,166	39,778	2,038	2000	9/13/2011	0	-	40
235 PRESIDENTIAL WAY	Boston, MA	100%	None	4,154	44,048	48,202	(911)	4,138	43,153	47,291	2,421	2001	9/13/2011	0	-	40
400 TOWNPARK	Lake Mary, FL	100%	None	2,570	20,555	23,125	580	2,570	21,135	23,705	1,029	2008	11/10/2011	0	-	40
PIEDMONT POWER, LLC (g)	Bridgewater, NJ	100%	None	—	79	79	3,079	—	3,158	3,158	—	N/A	12/20/2011	0	-	40
UNDEVELOPED LAND PARCELS (b)	Various	100%	None	6,021	427	6,448	2,987	9,435	—	9,435	—	N/A	Various			N/A
Total—Operating REIT Properties				$586,564	$3,799,405	$4,385,969	$135,359	$622,348	$3,898,984	$4,521,332	$942,570

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
1111 DURHAM AVENUE(h)	South Plainfield, NJ	100%	None	9,653	20,495	30,148	(11,547)	3,728	14,873	18,601	8,378	1975	11/1/2000	0	-	40
1200 ENCLAVE PARKWAY(h)	Houston, TX	100%	None	3,460	15,047	18,507	6,189	3,460	21,236	24,696	949	1999	3/30/2011	0	-	40
Total—REIT Properties Held-For-Sale				$13,113	$35,542	$48,655	$(5,358)	$7,188	$36,109	$43,297	$9,327
Total—Consolidated REIT Properties				$599,677	$3,834,947	$4,434,624	$130,001	$629,536	$3,935,093	$4,564,629	$951,897

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
20/20	Leawood, KS	57%	None	1,696	7,851	9,547	(1,259)	1,767	6,521	8,288	3,906	1992	7/2/1999	0	-	40
4685 INVESTMENT DRIVE	Troy, MI	55%	None	2,144	9,984	12,128	2,902	2,233	12,797	15,030	6,029	2000	5/10/2000	0	-	40
5301 MARYLAND WAY	Brentwood, TN	55%	None	4,300	20,702	25,002	1,360	4,479	21,883	26,362	7,242	1989	5/15/2001	0	-	40
8560 UPLAND DRIVE	Parker, CO	72%	None	1,954	11,216	13,170	1,084	2,048	12,206	14,254	3,612	2001	12/21/2001	0	-	40
TWO PARK CENTER	Hoffman Estates, IL	72%	None	600	22,682	23,282	(2,941)	624	19,717	20,341	5,082	1999	9/19/2003	0	-	40
Total – Unconsolidated JV Properties				$10,694	$72,435	$83,129	$1,146	$11,151	$73,124	$84,275	$25,871
Total – All Properties				$610,371	$3,907,382	$4,517,753	$131,147	$640,687	$4,008,217	$4,648,904	$977,768

(a)	Property is owned subject to a long-term ground lease.

(b)	Undeveloped Land Parcels are not included in Piedmont’s total building count.

(c)	These properties collateralize the $350 Million Secured Pooled Facility.

(d)
Piedmont purchased all of the membership interest in 1225 Equity, LLC, which own a 49.5% membership interest in 1225 Eye Street, N.W. Associates, which owns the 1225 Eye Street building. As a result of its ownership of 1225 Equity, LLC, Piedmont owns an approximate 49.5% in the 1225 Eye Street building. As the controlling member, Piedmont is deemed to have control of the entities and, as such, consolidates the joint ventures.

(e)
Piedmont purchased all of the membership interest in 1201 Equity, LLC, which own a 49.5% membership interest in 1201 Eye Street, N.W. Associates, which owns the 1201 Eye Street building. As a result of its ownership of 1201 Equity, LLC, Piedmont owns an approximate 49.5% in the 1201 Eye Street building. As the controlling member, Piedmont is deemed to have control of the entities and, as such, consolidates the joint ventures.

(f)
Piedmont’s assets are depreciated or amortized using the straight-lined method over the useful lives of the assets by class. Generally, Tenant Improvements are amortized over the shorter of economic life or lease term, and Lease Intangibles are amortized over the lease term. Generally, Building Improvements are depreciated over 5 - 25 years, Land Improvements are depreciated over 20 - 25 years, and Buildings are depreciated over 40 years.

(g)	Represents solar panels at the 400 Bridgewater Crossing building, which are not included in Piedmont’s total building count.

(h)	Properties sold subsequent to December 31, 2012.
Piedmont Office Realty Trust, Inc.
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012
(dollars in thousands)

	2012	2011	2010
Real Estate:
Balance at the beginning of the year	$4,699,311	$4,666,188	$4,681,313
Additions to/improvements of real estate	108,131	440,141	105,282
Assets disposed	(77,768)	(361,397)	(72,586)
Assets impaired	—	—	(8,489)	(2)
Write-offs of intangible assets(1)	(73,632)	(35,916)	—
Write-offs of fully depreciated/amortized assets	(7,138)	(9,705)	(39,332)
Balance at the end of the year	$4,648,904	$4,699,311	$4,666,188
Accumulated Depreciation and Amortization:
Balance at the beginning of the year	$935,716	$918,578	$840,545
Depreciation and amortization expense	139,196	147,440	131,000
Assets disposed	(16,374)	(84,681)	(13,519)
Write-offs of intangible assets(1)	(73,632)	(35,916)	—
Write-offs of fully depreciated/amortized assets	(7,138)	(9,705)	(39,448)
Balance at the end of the year	$977,768	$935,716	$918,578

(1)	Consists of write-offs of intangible lease assets related to lease restructurings, amendments and terminations.

(2)
Piedmont recorded an impairment charge against real estate assets of approximately $7.0 million related to the 111 Sylvan Avenue building at the time it was classified as held-for-sale in May 2010. This wholly-owned asset was subsequently sold in December 2010. In addition, the Fund IX, Fund XI, and REIT Joint Venture recorded an impairment loss on real estate assets of approximately $1.4 million during 2010 related to the 360 Interlocken building; however, Piedmont recorded its proporationate share of the charge (approximately $53,000) in the accompanying consolidated statements of income with other such net property operations as equity in income of unconsolidated joint ventures.